Deficit (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Deficit

($ millions)	2023	2022
Accumulated earnings (deficit)	(2,130.3)	(2,700.6)
Accumulated gain on shares issued pursuant to DRIP (1) and SDP (2)	8.4	8.4
Accumulated tax effect on redemption of restricted shares	18.2	15.8
Accumulated dividends	(8,098.8)	(7,886.9)
Deficit	(10,202.5)	(10,563.3)
(1)Premium Dividend TM and Dividend Reinvestment Plan – suspended in 2015.
(2)Share Dividend Plan – suspended in 2015.